Share Capital - Summary of authorized and issued share capital (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Share capital
Authorised	75,000,000	75,000,000
Issued	9,898,516	6,791,605
Prior To Stock Split [Member]
Share capital
Authorised	555,000,000